SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 27, 2022 segment	Dec. 31, 2022 USD ($)	Jul. 27, 2022 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Aug. 31, 2022
Concentration Risk [Line Items]
Restricted cash				$ 1,500,000	$ 1,487,000
Period after which production costs will be expensed for advertising that has not yet occurred				12 months
Shipping and handling costs		$ 2,000,000.0	$ 600,000	$ 8,700,000	6,600,000
Advertising expense		11,700,000	$ 6,800,000	43,500,000	16,300,000
Valuation allowance				22,471,000	19,752,000
Uncertain tax positions				0	0
Unrecognized tax benefits, accrued interest and penalties		$ 0		$ 0	$ 0
Number of reportable segments | segment	1			2
Number of operating segments | segment	1			2
Corporate Credit Cards
Concentration Risk [Line Items]
Restricted cash				$ 700,000
Lease Deposits
Concentration Risk [Line Items]
Restricted cash				$ 800,000
Maximum
Concentration Risk [Line Items]
Customer payment period				90 days
Minimum
Concentration Risk [Line Items]
Customer payment period				30 days
Internal-Use Software and Website Development Costs | Maximum
Concentration Risk [Line Items]
Estimated useful life (in years)				3 years
Founder Awards
Concentration Risk [Line Items]
Percent of award vesting period						50.00%
Inventory Purchases | Supplier Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk, percentage				15.00%	17.00%
Inventory Purchases | Supplier Concentration Risk | Vendor Two
Concentration Risk [Line Items]
Concentration risk, percentage				12.00%
Accounts Payable | Lender Concentration Risk | Vendor One
Concentration Risk [Line Items]
Concentration risk, percentage					18.00%
Customer One | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage				33.00%	27.00%